3. Business Combinations and Acquisition (March 2020 Note)	9 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Business Combinations and Acquisition

3.	Business Combinations and Acquisition Likido

Effective December 6, 2019, the Company acquired 100% of the interests of Likido. In consideration for the acquisition, the Company issued 6,118,000 shares of its common stock at $0.0448 per share, or a total fair value of $274,086.

The Likido transaction was accounted for as a business combination in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”). The Company has determined preliminary fair values of the assets acquired and liabilities assumed. These values are subject to change as we perform additional reviews of our assumptions utilized. Goodwill is primarily attributable to the go-to-market synergies that are expected to arise as a result of the acquisition. The goodwill is not deductible for tax purposes.

The Company has made a provisional allocation of the purchase price in regard to the acquisition related to the assets acquired and the liabilities assumed as of the purchase date. The following table summarizes the preliminary purchase price allocation:

Preliminary
Purchase Price
Allocation
Cash and cash equivalents	$172,362
Other receivables	36,196
Prepaid expenses and deposits	10,000
Inventories	110,062
Due from related party	131
Property and equipment, net	80,348
Goodwill	143,152
Accounts payable	(92,799)
Accrued liabilities	(7,651)
Deferred revenue	(177,715)
Purchase price consideration	$274,086

The Company has not completed the valuations necessary to finalize the acquisition fair values of the assets acquired and liabilities assumed and related allocation of purchase price of the Likido acquisition. Once the valuation process is finalized, there could be changes to the reported values of the assets acquired and liabilities assumed, including goodwill and identifiable intangible assets and those changes could differ materially from what is presented above.

Prakat

Effective January 9, 2020, the Company acquired 72% of the common equity shares of Prakat. In consideration for the acquisition, the Company issued 3,600,000 shares of its common stock at $0.0450 per share, or a total fair value of $162,000.

The Prakat transaction was accounted for as a business combination in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”). The Company has determined preliminary fair values of the assets acquired, liabilities assumed and the fair value of the noncontrolling interests. These values are subject to change as we perform additional reviews of our assumptions utilized. Goodwill is primarily attributable to the go-to-market synergies that are expected to arise as a result of the acquisition. The goodwill is not deductible for tax purposes.

The Company has made a provisional allocation of the purchase price in regard to the acquisition related to the assets acquired, liabilities assumed and noncontrolling interests as of the purchase date. The following table summarizes the preliminary purchase price allocation:

Preliminary Purchase Price Allocation
Cash and cash equivalents	$61,899
Accounts receivable, net	157,544
Other receivables	122,190
Prepaid expenses and other current assets	44,573
Property and equipment, net	7,189
Accounts payable	(33,614)
Accrued liabilities	(114,212)
Other current liabilities	(20,569)
Noncontrolling interests	(63,000)
Purchase price consideration	$162,000

The Company has not completed the valuations necessary to finalize the acquisition fair values of the assets acquired and liabilities assumed and related allocation of purchase price of the Prakat acquisition. Once the valuation process is finalized, there could be changes to the reported values of the assets acquired and liabilities assumed, including goodwill and identifiable intangible assets and those changes could differ materially from what is presented above.

Shark

On March 23, 2020, the Company entered into a Stock Purchase Agreement to acquire Shark Innovative Technologies Corp. (“Shark”). The Company acquired all of the issued and outstanding common shares, including business plans and access to contacts of Shark. In consideration for the acquisition, the Company issued 3,000,000 shares of its common stock at $0.0310 per share, or a total fair value of $93,000.

The Company evaluated the acquisition of the purchased assets under ASC 805 and concluded that as substantially all of the fair value of the gross assets acquired is concentrated in an identifiable group of similar assets, the transaction did not meet the requirements to be accounted for as a business combination and therefore was accounted for as an asset acquisition. The purchase price of the Shark assets are as follows:

Cash and cash equivalents	$917
Research and development	92,083
Purchase price consideration	$93,000

The acquired research and development was recorded as an expense in the consolidated statements of operations.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information presents the Company’s financial results as if the Likido and Prakat’s acquisitions had occurred as of July 1, 2018. The unaudited pro forma financial information is not necessarily indicative of what the financial results actually would have been had the acquisition been completed on this date. In addition, the unaudited pro forma financial information is not indicative of, nor does it purport to project the Company’s future financial results. The pro forma information does not give effect to any estimated and potential cost savings or other operating efficiencies that could result from the acquisitions:

	Nine Months Ended
	March 31,
	2020	2019
Revenues	$1,094,860	$1,147,123
Net income (loss) attributable to Dalrada	$(1,363,426)	$1,493,306
Net income (loss) per common share	$(0.02)	$0.03